Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of prepayments and other assets
	As of December 31,
	2019	2020
	RMB’000	RMB’000
Prepayments and other current assets
Receivables from third-party payment channels (i)	17,420	17,983
Cash advanced to employees	275	517
Prepaid advertising and marketing fees	8,376	1,056
Prepaid rental and property management fees	12,528	3,109
Prepayment for purchase of office supplies	2,460	534
Books and other related educational materials (ii)	10,131	9,254
Prepayment for acquisition of subsidiaries	4,379	3,085
Prepaid taxes	3,704	4,837
Others	5,517	10,283
Total	64,790	50,658

Long-term prepayments and other non-current assets
Prepayment for leasehold improvement	10,923	50
Long-term rental deposits	51,512	40,704
Total	62,435	40,754
(i)	The balances represent the course fee for the courses due from third-party payment channels that are mainly due to timing difference between the Group’s receipts from the third-party payment channels versus the third-party payment channels’ cash receipts from the customers.
(ii)	Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method (FIFO) for all inventories.